Restructuring	12 Months Ended
Apr. 30, 2013
Restructuring [Abstract]
Restructuring
NOTE 4	RESTRUCTURING

In calendar 2010, we announced plans to restructure our coffee, fruit spreads, and Canadian pickle and condiments operations as part of our ongoing efforts to enhance the long-term strength and profitability of our leading brands. The initiative included capital investments for a new state-of-the-art food manufacturing facility in Orrville, Ohio; consolidation of coffee production in New Orleans, Louisiana; and the transition of pickle and condiments production to third-party manufacturers.

In addition, during 2013, we announced plans to expand capacity in order to support our growth objectives for the peanut and other nut butter businesses and increased our estimate of total anticipated restructuring costs from approximately $245.0 to $260.0. These additional costs primarily consist of site preparation and equipment relocation and production start-up costs. Production expansion will include converting the Memphis, Tennessee fruit spreads facility into a peanut butter plant. The Memphis facility was originally scheduled to close as part of the fruit spreads portion of the restructuring plan. Cumulative costs of $227.6 have been incurred through April 30, 2013. The majority of the remaining costs are anticipated to be recognized through 2015.

Upon conversion of the Memphis facility, we intend to relocate natural peanut butter production, currently produced at the New Bethlehem, Pennsylvania facility to the Memphis facility. The New Bethlehem facility will then be converted to produce specialty nut butters, which are currently produced by third-party manufacturers.

Upon completion, the restructuring plan will result in a reduction of approximately 850 full-time positions. As of April 30, 2013, approximately 80 percent of the 850 full-time positions have been reduced and the Sherman, Texas; Dunnville, Ontario; Delhi Township, Ontario; and Kansas City, Missouri facilities have been closed. The Ste. Marie, Quebec facility is anticipated to close in 2014.

The following table summarizes the restructuring activity, including the liabilities recorded and the total amount expected to be incurred.

	Long-Lived Asset Charges	Employee Separation	Site Preparation and Equipment Relocation	Production Start-up	Other Costs	Total
Total expected restructuring charge	$102.0	$67.0	$42.5	$39.0	$9.5	$260.0

Balance at May 1, 2010	$—	$1.1	$—	$—	$—	$1.1
Charge to expense	53.6	36.0	6.2	5.2	1.0	102.0
Cash payments	—	(18.4)	(6.2)	(5.2)	(1.0)	(30.8)
Noncash utilization	(53.6)	(8.5)	—	—	—	(62.1)

Balance at April 30, 2011	$—	$10.2	$—	$—	$—	$10.2
Charge to expense	34.2	20.4	13.0	10.6	2.9	81.1
Cash payments	—	(13.8)	(13.0)	(10.6)	(2.9)	(40.3)
Noncash utilization	(34.2)	(8.0)	—	—	—	(42.2)

Balance at April 30, 2012	$—	$8.8	$—	$—	$—	$8.8
Charge to expense	8.2	3.4	13.4	10.8	3.0	38.8
Cash payments	—	(4.5)	(13.4)	(10.8)	(3.0)	(31.7)
Noncash utilization	(8.2)	—	—	—	—	(8.2)

Balance at April 30, 2013	$—	$7.7	$—	$—	$—	$7.7

Remaining expected restructuring charge	$2.1	$6.1	$9.5	$12.4	$2.3	$32.4

During the years ended April 30, 2013, 2012, and 2011, total restructuring charges of $38.8, $81.1, and $102.0, respectively, were reported in the Statements of Consolidated Income. Of the total restructuring charges, $10.0, $38.6, and $54.1 were reported in cost of products sold – restructuring and merger and integration in the years ended April 30, 2013, 2012, and 2011, respectively. The remaining charges were reported in other restructuring and merger and integration costs. The restructuring costs classified as cost of products sold – restructuring and merger and integration primarily include long-lived asset charges for accelerated depreciation related to property, plant, and equipment that had been used at the affected production facilities prior to closure.

Employee separation costs include severance, retention bonuses, and pension costs. Severance costs and retention bonuses are being recognized over the estimated future service period of the affected employees. The obligation related to employee separation costs is included in other current liabilities in the Consolidated Balance Sheets. For additional information on the impact of the restructuring plan on defined benefit pension and other postretirement benefit plans not reflected in the table above, see Note 8: Pensions and Other Postretirement Benefits.

Other costs include professional fees, costs related to closing the facilities, and miscellaneous expenditures associated with the restructuring initiative and are expensed as incurred.